December 20, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Invesco Exchange-Traded Self-Indexed Fund Trust

1933 Act Registration No. 333-221046

1940 Act Registration No. 811-23304

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the undersigned certifies on behalf of Invesco Exchange-Traded Self-Indexed Fund Trust (the “Trust”) that the Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the 1933 Act do not differ from the documents contained in Post-Effective Amendment No. 64 to the Trust’s Registration Statement on Form N-1A. Such Post-Effective Amendment No. 64 is the most recent Amendment to the Trust’s Registration Statement which was filed electronically with the Securities and Exchange Commission on December 19, 2019.

Please send copies of all correspondence with respect to the Amendment to the undersigned or contact me at (630) 315-2349.

Sincerely,

/s/ Abigail Murray

Abigail Murray

Senior Counsel

Invesco Capital Management LLC

800 983 0903    invesco.com/ETFs    @InvescoETFs